Related party balances and transactions (Details Narrative) - USD ($)		6 Months Ended
	Mar. 16, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service fee		$ 360,000		$ 315,000
Eric Lew [Member]
Related Party Transaction [Line Items]
Revenue		26,550
Alfred Lim [Member]
Related Party Transaction [Line Items]
Revenue
Related Party [Member]
Related Party Transaction [Line Items]
Revenue			$ 0
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service term	12 months